As filed with the Securities and Exchange Commission on November 19, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Sautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

40|86 Strategic Income Fund

Schedule of Investments (Unaudited)			September 30, 2007

SHARES OR
PRINCIPAL		INTEREST	MATURITY
AMOUNT		RATE	DATE	VALUE
CORPORATE BONDS - 125.20%
Aerospace & Defense - 1.38%
$500,000	Bombardier, Inc. (a)(e)	8.000%	11/15/2014	$526,250
500,000	Esterline Technologies, Corp.	6.625%	03/01/2017	497,500
				1,023,750
Athletic Equipment - 1.28%
1,000,000	Riddell Bell Holdings, Inc. (c)	8.375%	10/01/2012	945,000

Automobiles - 1.83%
500,000	Ford Motor Co.	7.450%	07/16/2031	395,000
1,000,000	General Motors Corp.	7.200%	01/15/2011	957,500
				1,352,500
Automobile Equipment - 0.00%
6,000	Goodyear Tire & Rubber Co.	9.000%	07/01/2015	6,435

Books, Periodicals, And Newspapers - 0.68%
500,000	Nebraska Book Co., Inc.	8.625%	03/15/2012	501,250

Building Product Air & Heating - 1.00%
750,000	Goodman Global Holdings, Inc. (c)	7.875%	12/15/2012	740,625

Building Services - 0.46%
500,000	William Lyon Homes, Inc. (c)	7.625%	12/15/2012	342,500

Cable & Other Pay Television Services - 8.42%
10,000	CanWest MediaWorks, LP (e)	8.000%	09/15/2012	9,850
500,000	Charter Communications Holdings I LLC/CCH I Capital Corp.	11.000%	10/01/2015	508,750
500,000	Charter Communications Holdings II LLC/CCH II Capital Corp.	10.250%	09/15/2010	513,750
1,000,000	Charter Communications Operating LLC (a)(c)	8.375%	04/30/2014	1,010,000
725,000	CSC Holdings, Inc.	6.750%	04/15/2012	701,438
500,000	DirecTV Holdings LLC	6.375%	06/15/2015	476,875
1,200,000	EchoStar DBS Corp. (c)	6.625%	10/01/2014	1,209,000
750,000	Mediacom Broadband LLC/Corp	8.500%	10/15/2015	755,625
1,000,000	NTL Cable PLC (e)	9.125%	08/15/2016	1,042,500
				6,227,788
Chemicals & Allied Products - 4.00%
1,010,000	Del Labs, Inc. (c)	8.000%	02/01/2012	934,250
6,000	Equistar Chemicals, Corp.	10.125%	09/01/2008	6,225
630,000	Hercules, Inc. (c)	6.750%	10/15/2029	628,425
500,000	Huntsman International LLC	7.875%	11/15/2014	535,000
585,000	Nalco Co. (c)	8.875%	11/15/2013	617,175
250,000	Westlake Chemical Corp.	6.625%	01/15/2016	238,750
				2,959,825
Commercial Services & Supplies - 3.03%
500,000	ARAMARK Corporation (a)	7.360%	01/26/2014	490,080
750,000	Corrections Corporation of America (c)	6.250%	03/15/2013	742,500
500,000	FTI Consulting, Inc.	7.750%	10/01/2016	520,000
500,000	Service Corporation International	6.750%	04/01/2016	486,875
				2,239,455
Communications - 6.01%
750,000	Cincinnati Bell, Inc. (c)	8.375%	01/15/2014	751,875
500,000	Citizens Communications Co. (c)	6.250%	01/15/2013	490,000
500,000	Intelsat Bermuda Ltd. (e)	11.250%	06/15/2016	538,125
1,110,000	Qwest Communications International, Inc. (c)	7.250%	02/15/2011	1,128,038
500,000	Thomson Learning Co. (a)	8.110%	06/28/2014	482,500
1,000,000	Windstream Corp. (c)	8.125%	08/01/2013	1,057,500
				4,448,038
Communications Equipment - 0.67%
500,000	Belden CDT Inc. (a)	7.000%	03/15/2017	497,500

Construction Materials - 0.95%
755,000	U.S. Concrete, Inc. (c)	8.375%	04/01/2014	705,925

Containers & Packaging - 4.96%
500,000	Ball Corp. (c)	6.625%	03/15/2018	492,500
500,000	Berry Plastic Holdings Corp.	8.875%	09/15/2014	513,750
500,000	Graham Packaging Co. (c)	8.500%	10/15/2012	498,750
850,000	Graphic Packaging International Corp. (c)	9.500%	08/15/2013	877,625
500,000	Jefferson Smurfit Corp.	8.250%	10/01/2012	503,750
750,000	Owens-Brockway (c)	8.250%	05/15/2013	780,000
				3,666,375
Drawing & Insulating of Nonferrous Wire - 1.45%
1,080,000	Superior Essex Communications & Essex Group LLC (c)	9.000%	04/15/2012	1,071,900

Electric, Gas, & Sanitary Services - 10.52%
900,000	Atlas Pipeline Partners LP (c)	8.125%	12/15/2015	891,000
500,000	Dynegy, Inc.	8.375%	05/01/2016	505,000
250,000	Edison Mission Energy	7.500%	06/15/2013	257,500
500,000	Edison Mission Energy (a)	7.200%	05/15/2019	495,000
500,000	Intergen NV (a)(e)	9.000%	06/30/2017	527,500
667,840	Midwest Generation LLC (c)	8.560%	01/02/2016	714,589
1,000,000	Mirant North America LLC	7.375%	12/31/2013	1,020,000
1,000,000	NRG Energy, Inc. (c)	7.250%	02/01/2014	1,005,000
1,120,000	Pacific Energy Partners LP (c)	7.125%	06/15/2014	1,149,607
710,000	Targa Resources, Inc. (a)	8.500%	11/01/2013	713,550
500,000	Transcontinental Gas Pipeline (c)	6.400%	04/15/2016	505,000
				7,783,746
Electrical Equipment - 0.71%
500,000	Baldor Electric Company	8.625%	02/15/2017	525,000

Electronic, Other Electrical Equipment, Except Computers - 1.92%
500,000	L-3 Communications Corp.	6.375%	10/15/2015	493,750
500,000	Nexstar Financial Holdings LLC (d)	0.000%	04/01/2013	495,000
500,000	Sanmina-SCI Corp.	8.125%	03/01/2016	435,000
				1,423,750
Food & Kindred Products - 3.63%
500,000	Dean Foods Company	7.000%	06/01/2016	477,500
500,000	Del Monte Corp. (c)	6.750%	02/15/2015	482,500
260,000	Dole Food Co., Inc.	7.250%	06/15/2010	247,000
500,000	Pilgrim's Pride Corporation	8.375%	05/01/2017	512,500
500,000	Smithfield Foods, Inc.	7.750%	07/01/2017	515,000
500,000	Sturm Foods, Inc. (a)	11.380%	07/31/2014	450,000
				2,684,500
Health Care Equipment & Supplies - 1.97%
500,000	Advanced Medical Optics, Inc.	7.500%	05/01/2017	462,500
500,000	Biomet, Inc. (a)	8.203%	02/15/2015	493,905
500,000	Fresenius Medical Care (a)(e)	6.875%	07/15/2017	500,000
				1,456,405
Health Care Providers & Services - 1.78%
500,000	Community Health Systems, Inc. (a)	8.875%	07/15/2015	516,250
750,000	HCA, Inc. (a)	9.250%	11/15/2016	798,750
				1,315,000
Health Services - 3.59%
955,000	Davita, Inc. (c)	7.250%	03/15/2015	962,162
750,000	Omnicare, Inc.	6.875%	12/15/2015	697,500
1,000,000	Res-Care, Inc. (c)	7.750%	10/15/2013	995,000
				2,654,662
Heavy Construction Equipment Rental & Leasing - 1.21%
397,920	Rental Service Corp (a)	8.860%	11/21/2013	385,318
500,000	United Rentals North America, Inc.	6.500%	02/15/2012	508,750
				894,068
Hotels, Restaurants & Leisure - 10.53%
500,000	Boyd Gaming Corp.	7.125%	02/01/2016	486,250
500,000	Ginn-LA CS Borrower LLC (a)	12.364%	06/08/2012	337,500
590,000	Host Marriott LP	7.125%	11/01/2013	597,375
500,000	Las Vegas Sands Corp.	6.375%	02/15/2015	486,250
750,000	MGM Mirage (c)	6.625%	07/15/2015	715,313
500,000	MGM Mirage (c)	6.875%	04/01/2016	486,250
250,000	Outback Steakhouse, Inc. (a)	10.000%	06/15/2015	222,500
500,000	Penn National Gaming	6.750%	03/01/2015	512,500
1,000,000	Pinnacle Entertainment, Inc. (c)	8.250%	03/15/2012	1,017,500
500,000	Restaurant Co.	10.000%	10/01/2013	446,250
500,000	Royal Caribbean International (e)	7.250%	06/15/2016	495,193
500,000	Station Casinos, Inc.	6.875%	03/01/2016	437,500
575,000	Vail Resorts, Inc. (c)	6.750%	02/15/2014	563,500
1,000,000	Wynn Las Vegas LLC (c)	6.625%	12/01/2014	985,000
				7,788,881
Industrial & Commercial Machinery - 2.77%
1,185,000	Case Corp. (c)	7.250%	01/15/2016	1,232,400
800,000	Terex Corp. (c)	7.375%	01/15/2014	816,000
				2,048,400
Insurance - 0.84%
250,000	Bisys Insurance Group Inc. (a)	7.750%	08/01/2014	250,000
500,000	Stingray Partnership Trust (a)	5.902%	01/12/2015	372,500
				622,500
IT Services - 1.07%
760,000	Sungard Data Systems, Inc. (c)	9.125%	08/15/2013	794,200

Machinery - 1.21%
500,000	American Railcar Industries, Inc. (c)	7.500%	03/01/2014	500,000
385,000	TriMas Corp.	9.875%	06/15/2012	394,625
				894,625
Measuring Instruments, Photo Goods, Watches - 1.39%
1,000,000	DRS Technologies, Inc.	7.625%	02/01/2018	1,025,000

Media - 2.27%
750,000	Idearc, Inc.	7.374%	11/15/2014	736,058
500,000	Reader's Digest Association, Inc. (a)	9.000%	02/15/2017	452,500
500,000	Umbrella Acquisition (a)	9.750%	03/15/2015	490,000
				1,678,558
Metals & Mining - 0.74%
500,000	Freeport-McMoRan Copper & Gold Inc.	8.375%	04/01/2017	547,500

Multiline Retail - 1.11%
750,000	Neiman Marcus Group, Inc. (c)	10.375%	10/15/2015	821,250

Non-depository Credit Institutions - 2.61%
1,000,000	Ford Motor Credit Co. (c)	8.000%	12/15/2016	936,981
1,000,000	General Motors Acceptance Corp. (c)	7.750%	01/19/2010	992,376
				1,929,357
Oil & Gas - 7.39%
950,000	Chesapeake Energy Corp. (c)	6.625%	01/15/2016	950,000
750,000	El Paso Production Holding Co. (c)	7.000%	06/15/2017	765,289
500,000	Opti Canada, Inc. (a)(e)	7.875%	12/15/2014	502,500
500,000	Pioneer Natural Resources Company	5.875%	07/15/2016	451,466
750,000	Range Resources Corp. (c)	7.500%	05/15/2016	768,750
1,000,000	Tesoro Corp. (a)	6.500%	06/01/2017	997,500
500,000	Williams Companies, Inc. (c)	7.500%	01/15/2031	521,250
500,000	Williams Partners LP	7.250%	02/01/2017	512,500
				5,469,255
Paper & Forest Products - 4.51%
750,000	Boise Cascade LLC (c)	7.125%	10/15/2014	723,750
1,000,000	Buckeye Technologies, Inc. (c)	8.500%	10/01/2013	1,015,000
500,000	Cenveo Corp.	7.875%	12/01/2013	457,500
750,000	Georgia-Pacific Corp. (c)	7.375%	12/01/2025	701,250
450,000	Neenah Paper, Inc. (c)	7.375%	11/15/2014	436,500
				3,334,000
Personal Products - 1.36%
1,000,000	NBTY, Inc. (c)	7.125%	10/01/2015	1,005,000

Pharmaceutical Preparations - 0.67%
500,000	Chattem, Inc.	7.000%	03/01/2014	498,750

Printing, Publishing, & Allied Industries - 2.70%
500,000	Nielsen Finance LLC/Corp.	10.000%	08/01/2014	531,250
500,000	RH Donnelley Corp.	6.875%	01/15/2013	475,000
500,000	RH Donnelley Corp. (a)	8.875%	10/15/2017	500,000
7,500	RH Donnelley Corp.	10.875%	12/15/2012	8,006
555,000	Warner Music Group (c)	7.375%	04/15/2014	485,625
				1,999,881
Real Estate - 0.58%
500,000	Realogy Corp. (a)	10.500%	04/15/2014	427,500

Real Estate Investment Trusts (REITs) - 2.09%
750,000	Senior Housing Properties Trust (c)	8.625%	01/15/2012	810,000
750,000	Tower 2006-1 F (a)(c)	7.036%	02/15/2036	733,012
				1,543,012
Refuse Systems - 1.16%
850,000	Allied Waste (c)	6.875%	06/01/2017	858,500

Semiconductor & Semiconductor Equipment - 0.63%
500,000	Freescale Semiconductor, Inc. (c)	10.125%	12/15/2016	467,500

Special Purpose Entity - 4.08%
750,000	Dow Jones CDX NA HY 6 Trust I (a)	6.750%	06/29/2012	725,625
500,000	C & M Finance Co. Ltd. (a)(c)(e)	8.100%	02/01/2016	497,500
500,000	KAR Holdings, Inc. (a)	8.750%	05/01/2014	481,250
602,500	Trains HY - 1 - 2006 (a)	7.560%	05/01/2016	591,421
500,000	Yankee Acquisition Corp.	8.500%	02/15/2015	487,500
250,000	Yankee Acquisition Corp.	9.750%	02/15/2017	237,500
				3,020,796

Television Broadcasting Stations - 1.98%
1,000,000	Lin Television Corp. (c)	6.500%	05/15/2013	977,500
474,000	Sinclair Broadcast Group, Inc. (c)	8.000%	03/15/2012	487,035
				1,464,535
Textiles, Apparel & Luxury Goods - 2.35%
500,000	Brown Shoe Inc. (c)	8.750%	05/01/2012	517,500
498,750	Claire's Stores Inc. (a)	8.110%	05/27/2014	464,750
500,000	Hanesbrands, Inc. (b)	8.735%	12/15/2014	500,000
500	K2, Inc.	7.375%	07/01/2014	522
250,000	Michaels Stores, Inc. (a)	10.000%	11/01/2014	257,500
				1,740,272
Tobacco - 1.44%
1,000,000	Alliance One International, Inc. (c)	11.000%	05/15/2012	1,067,500

Transportation - 4.09%
750,000	Hertz Corp.	8.875%	01/01/2014	776,250
1,665,000	TFM SA de CV (c)(e)	9.375%	05/01/2012	1,752,412
500,000	U.S. Shipping Partners LP (c)	13.000%	08/15/2014	495,000
				3,023,662
Transportation Equipment - 2.83%
835,000	Tenneco Automotive, Inc.	8.625%	11/15/2014	845,437
750,000	TransDigm Group, Inc.	7.750%	07/15/2014	761,250
500,000	TRW Automotive Acquisition (a)	7.250%	03/15/2017	490,000
				2,096,687
Wholesale Trade - 1.35%
1,000,000	Vedanta Resources PLC (a)(c)(e)	6.625%	02/22/2010	997,500
	Total corporate bonds (cost $93,294,838)			92,630,618

FOREIGN GOVERNMENT BONDS - 1.73%
500,000	Federated Republic of Brazil (c)(e)	10.500%	07/14/2014	633,750
620,000	Federated Republic of Turkey (c)(e)	7.375%	02/05/2025	645,575
	Total foreign government bonds (cost $1,149,592)			1,279,325

SHORT-TERM INVESTMENTS - 1.97%
47,394	AIM Liquid Assets	5.046%		47,394
1,408,514	AIM STIC Prime Portfolio Money Market	5.233%		1,408,514
	Total short-term investments (Cost $1,455,908)			1,455,908

	Total investments - 128.89% of net assets (cost $95,899,978)			$95,365,851
	Liabilities, less other assets - (28.89)%			(21,378,356)
	Total Net Assets - 100.00%			$73,987,495

(a) Restricted under Rule 144A of the Securitites Act of 1933.
(b) Variable Rate - The rate reported is the rate in effect as of September 30, 2007.
(c) All or a portion of these securities were included in a pledge account
(d) Security has a stepped rate. The rate is listed as of September 30, 2007.
(e) Foreign security or a U.S. security of a foreign company.
(f) The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:
Tax cost of investments	$96,002,653

Gross unrealized appreciation	1,527,080
Gross unrealized depreciation	(2,163,882)
Net unrealized appreciation	$(636,802)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   40|86 Strategic Income Fund

By (Signature and Title)   /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date   November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date   November 9, 2007

By (Signature and Title)   /s/ Daniel J. Murphy
Daniel Murphy, Treasurer

Date   November 12, 2007